Income and Expenses - Summary of Contract Liabilities and Unearned Revenues Account (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Offsetting Liabilities [Line Items]
Total contract liabilities and unearned revenues	₱ 9,571	₱ 8,483	₱ 7,182	₱ 8,541
Contract liabilities:
Noncurrent	4	13
Current	12	44
Noncurrent	972	591
Current	8,583	7,835
Unearned revenues from prepaid contracts [member]
Offsetting Liabilities [Line Items]
Unearned revenues from prepaid contracts	6,185	5,454
Advance Monthly Service Fees
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	1,747	1,777
Short-term advances for installatin services [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	1,167	726
Leased facilities [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	446	469
Long-term advances from equipment [member]
Offsetting Liabilities [Line Items]
Contract liabilities and unearned revenues	₱ 26	₱ 57